Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Systems and data communication	$ 27.2	$ 23.5	$ 9.6
General and administrative	26.3	$ 26.2	$ 10.0
Transaction services agreement
Related Party Transaction [Line Items]
Systems and data communication	0.5
Occupancy	0.1
General and administrative	0.5
Total	1.1
Certain Stockholders [Member]
Related Party Transaction [Line Items]
Term loan outstanding	$ 62.0